SHARE-BASED COMPENSATION - Incentive Shares activity (Details) - Management Equity Incentive Plan - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares granted	2,946,707	2,220,039	7,187,341
Shares forfeited	(195,659)	(1,806,372)	(1,685,689)
Total shares outstanding	8,666,367	5,915,319	5,501,652
Shares available to be issued at the end	698,654
Total shares authorized at the end	9,365,021
Vested shares at the end	1,682,307